Condensed Consolidating Financial Information of Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Financial Information of Guarantor Subsidiaries [Abstract]
Condensed Consolidating Financial Information of Guarantor Subsidiaries
NOTE 24. Condensed Consolidating Financial Information of Guarantor Subsidiaries

On April 6, 2011, the Company completed the sale of the Senior Notes. The Senior Notes were issued under an Indenture, dated April 6, 2011 (the “Indenture”), among the Company, the subsidiary guarantors named therein, and The Bank of New York Mellon Trust Company, N.A., as trustee (the “Trustee”). The Indenture and the form of Senior Notes provide, among other things, that the Senior Notes are be senior unsecured obligations of the Company. Interest is payable on the Senior Notes on April 15 and October 15 of each year beginning on October 15, 2011 until maturity. Each of the Company’s existing and future wholly owned domestic restricted subsidiaries that guarantee debt under the Company’s asset based credit facility guarantee the Senior Notes.

Guarantor Financial Statements

Certain subsidiaries of the Company (as listed below, collectively the “Guarantor Subsidiaries”) have guaranteed fully and unconditionally, on a joint and several basis, the obligation to pay principal and interest under the Company’s Senior Credit Agreements. The Guarantor Subsidiaries include: Visteon Electronics Corporation; Visteon European Holdings, Inc.; Visteon Global Treasury, Inc.; Visteon International Business Development, Inc.; Visteon International Holdings, Inc.; Visteon Global Technologies, Inc.; Visteon Systems, LLC; and VC Aviation Services, LLC.

The guarantor financial statements are comprised of the following condensed consolidating financial information:

•	The Parent Company, the issuer of the guaranteed obligations;

•	Guarantor subsidiaries, on a combined basis, as specified in the indentures related to the Senior Notes;

•	Non-guarantor subsidiaries, on a combined basis;

•
Consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between or among the Parent Company, the guarantor subsidiaries and the non-guarantor subsidiaries, (b) eliminate the investments in subsidiaries, and (c) record consolidating entries.

	Predecessor - Year Ended December 31, 2009
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net sales
Products	$221	$1,334	$5,432	$(924)	$6,063
Services	265	—	—	—	265
	486	1,334	5,432	(924)	6,328
Cost of sales
Products	408	912	5,053	(924)	5,449
Services	261	—	—	—	261
	669	912	5,053	(924)	5,710
Gross margin	(183)	422	379	—	618
Selling, general and administrative expenses	80	62	179	—	321
Restructuring expenses	33	8	39	—	80
Reimbursement from escrow account	62	—	—	—	62
Reorganization items	60	—	—	—	60
Deconsolidation gain	(95)	—	—	—	(95)
Asset impairments	—	5	5	—	10
Other (income) expense, net	(20)	—	—	—	(20)
Operating (loss) income	(179)	347	156	—	324
Interest expense (income), net	109	(9)	6	—	106
Equity in net (loss) income of non-consolidated affiliates	(1)	—	82	—	81
(Loss) income before income taxes and earnings of subsidiaries	(289)	356	232	—	299
(Benefit from) provision for income taxes	(3)	1	74	—	72
(Loss) income before earnings of subsidiaries	(286)	355	158	—	227
Equity in earnings of consolidated subsidiaries	445	477	—	(922)	—
Income from continuing operations	159	832	158	(922)	227
Loss from discontinued operations, net of tax	(31)	9	(21)	—	(43)
Net income	128	841	137	(922)	184
Net income attributable to non-controlling interests	—	—	56	—	56
Net income attributable to Visteon Corporation	$128	$841	$81	$(922)	$128
VISTEON CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEETS

	December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
ASSETS
Cash and equivalents	$114	$55	$554	$—	$723
Accounts receivable, net	235	540	1,007	(719)	1,063
Inventories, net	18	25	338	—	381
Other current assets	29	53	245	—	327
Total current assets	396	673	2,144	(719)	2,494

Property and equipment, net	89	81	1,242	—	1,412
Investment in affiliates	1,873	1,533	—	(3,406)	—
Equity in net assets of non-consolidated affiliates	—	—	644	—	644
Intangible assets, net	82	59	212	—	353
Other non-current assets	14	23	55	(26)	66
Total assets	$2,454	$2,369	$4,297	$(4,151)	$4,969

LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term debt, including current portion of long-term debt	$90	$13	$217	$(233)	$87
Accounts payable	170	210	1,116	(486)	1,010
Other current liabilities	70	21	365	—	456
Total current liabilities	330	244	1,698	(719)	1,553

Long-term debt	497	—	41	(26)	512
Employee benefits	301	47	147	—	495
Other non-current liabilities	19	5	388	—	412

Shareholders’ equity:
Total Visteon Corporation shareholders’ equity	1,307	2,073	1,333	(3,406)	1,307
Non-controlling interests	—	—	690	—	690
Total shareholders’ equity	1,307	2,073	2,023	(3,406)	1,997
Total liabilities and shareholders’ equity	$2,454	$2,369	$4,297	$(4,151)	$4,969

	December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
ASSETS
Cash and equivalents	$153	$81	$671	$—	$905
Accounts receivable, net	160	956	1,204	(1,228)	1,092
Inventories, net	16	25	323	—	364
Other current assets	93	28	220	—	341
Total current assets	422	1,090	2,418	(1,228)	2,702

Property and equipment, net	104	105	1,367	—	1,576
Investment in affiliates	2,357	1,193	—	(3,550)	—
Equity in net assets of non-consolidated affiliates	—	—	439	—	439
Intangible assets, net	90	76	236	—	402
Other non-current assets	65	439	55	(470)	89
Total assets	$3,038	$2,903	$4,515	$(5,248)	$5,208

LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term debt, including current portion of long-term debt	$644	$10	$247	$(823)	$78
Accounts payable	186	198	1,218	(399)	1,203
Other current liabilities	142	34	391	(6)	561
Total current liabilities	972	242	1,856	(1,228)	1,842

Long-term debt	472	—	481	(470)	483
Employee benefits	307	74	145	—	526
Other non-current liabilities	27	5	375	—	407
					—
Shareholders’ equity:					—
Total Visteon Corporation shareholders’ equity	1,260	2,582	968	(3,550)	1,260
Non-controlling interests	—	—	690	—	690
Total shareholders’ equity	1,260	2,582	1,658	(3,550)	1,950
Total liabilities and shareholders’ equity	$3,038	$2,903	$4,515	$(5,248)	$5,208

VISTEON CORPORATION
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Successor - Year Ended December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided from operating activities	$(163)	$(75)	$413	$—	$175
Investing activities
Capital expenditures	(4)	(12)	(242)	—	(258)
Dividends received from consolidated affiliates	109	173	—	(282)	—
Cash associated with deconsolidations	—	—	(52)	—	(52)
Acquisitions of joint venture interests	—	—	(29)	—	(29)
Proceeds from divestitures and asset sales	—	—	14	—	14
Other	—	—	(6)	—	(6)
Net cash used by investing activities	105	161	(315)	(282)	(331)
Financing activities
Cash restriction, net	58	—	(7)	—	51
Short term debt, net	—	—	17	—	17
Proceeds from issuance of debt, net of issuance costs	492	—	11	—	503
Principal payments on debt	(501)	—	(12)	—	(513)
Rights offering fees	(33)	—	—	—	(33)
Dividends paid to consolidated affiliates	—	(109)	(173)	282	—
Other	3	—	(31)	—	(28)
Net cash provided from (used by) financing activities	19	(109)	(195)	282	(3)
Effect of exchange rate changes on cash and equivalents	—	(3)	(20)	—	(23)
Net increase (decrease) in cash and equivalents	(39)	(26)	(117)	—	(182)
Cash and equivalents at beginning of period	153	81	671	—	905
Cash and equivalents at end of period	$114	$55	$554	$—	$723

	Successor - Three Months Ended December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(Dollars in Millions)
Net cash provided from operating activities	$79	$21	$54	$—	$154
Investing activities
Capital expenditures	(2)	(2)	(88)	—	(92)
Dividends received from consolidated affiliates	—	8	—	(8)	—
Proceeds from divestitures and asset sales	—	—	16	—	16
Net cash (used by) provided from investing activities	(2)	6	(72)	(8)	(76)
Financing activities
Cash restriction, net	11	—	5	—	16
Short term debt, net	—	—	6	—	6
Principal payments on debt	(1)	—	(60)	—	(61)
Dividends paid to consolidated affiliates	—	—	(8)	8	—
Other	2	—	(3)	—	(1)
Net cash provided from (used by) financing activities	12	—	(60)	8	(40)
Effect of exchange rate changes on cash and equivalents	—	(1)	2	—	1
Net increase (decrease) in cash and equivalents	89	26	(76)	—	39
Cash and equivalents at beginning of period	64	55	747	—	866
Cash and equivalents at end of period	$153	$81	$671	$—	$905

	Predecessor - Nine Months Ended October 1, 2010
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
Net cash (used by) provided from operating activities	$(309)	$(99)	$428	$—	$20
Investing activities
Capital expenditures	(4)	(5)	(108)	—	(117)
Proceeds from divestitures and asset sales	11	1	33	—	45
Dividends received from consolidated affiliates	44	129	—	(173)	—
Acquisitions of joint venture interests	—	—	(3)	—	(3)
Net cash provided from (used by) investing activities	51	125	(78)	(173)	(75)
Financing activities
Cash restriction, net	12	—	31	—	43
Short term debt, net	—	—	(9)	—	(9)
Payment of DIP facility	(75)	—	—	—	(75)
Proceeds from issuance of debt, net of issuance costs	472	—	9	—	481
Proceeds from rights offering, net of issuance costs	1,190	—	—	—	1,190
Principal payments on debt	(1,628)	—	(23)	—	(1,651)
Dividends paid to consolidated affiliates	—	(44)	(129)	173	—
Other	(2)	—	(19)	—	(21)
Net cash used by financing activities	(31)	(44)	(140)	173	(42)
Effect of exchange rate changes on cash and equivalents	—	(3)	4	—	1
Net (decrease) increase in cash and equivalents	(289)	(21)	214	—	(96)
Cash and equivalents at beginning of period	353	76	533	—	962
Cash and equivalents at end of period	$64	$55	$747	$—	$866

	Predecessor - Year Ended December 31, 2009
	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(Dollars in Millions)
Net cash (used by) provided from operating activities	$(223)	$(68)	$432	$—	$141
Investing activities
Capital expenditures	(11)	(7)	(133)	—	(151)
Proceeds from divestitures and asset sales	1	1	67	—	69
Acquisitions of joint venture interests	—	—	(30)	—	(30)
Dividends received from consolidated affiliates	—	103	—	(103)	—
Cash associated with deconsolidation	—	—	(11)	—	(11)
Net cash (used by) provided from investing activities	(10)	97	(107)	(103)	(123)
Financing activities
Cash restriction, net	(94)	—	(39)	—	(133)
Short term debt, net	—	—	(19)	—	(19)
Proceeds from DIP facility, net of issuance costs	71	—	—	—	71
Proceeds from issuance of debt, net of issuance costs	30	—	27	—	57
Principal payments on debt	(21)	—	(152)	—	(173)
Dividends paid to consolidated affiliates	—	—	(103)	103	—
Other	(47)	7	(22)	—	(62)
Net cash (used by) provided from financing activities	(61)	7	(308)	103	(259)
Effect of exchange rate changes on cash and equivalents	—	—	23	—	23
Net (decrease) increase in cash and equivalents	(294)	36	40	—	(218)
Cash and equivalents at beginning of period	647	40	493	—	1,180
Cash and equivalents at end of period	$353	$76	$533	$—	$962